FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Detail)		3 Months Ended
	Mar. 08, 2021 USD ($) shares	Mar. 31, 2021 USD ($) d	Mar. 31, 2022 d	Dec. 31, 2021	Dec. 31, 2021 yr	Dec. 31, 2021 d	Mar. 08, 2021 yr	Mar. 08, 2021 shares	Mar. 08, 2021 d
Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial measurement	$ 1,056,000
Maximum Additional Units Issued On Exercise Of Option | shares	3,300,000
Changes in fair value of over-allotment option liability		$ 496,161
Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.32	0.56							0.32
Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.86		1.61	1.59		1.59			0.86
Stock price | Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		10.35						10.02	10.02
Stock price | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	10.02		9.86	9.9		9.9			10.02
Exercise price | Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		9.8						9.8	9.8
Strike price | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.5		11.5	11.5		11.5			11.5
Probability of completing a Business Combination | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	90		100	100		100			90
Expected life of the option to convert (in years) | Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.05					0.11		0.11
Expected life of the option to convert (in years) | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			5		5	5	5.5		5.5
Volatility | Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	15	15							15
Volatility | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	15		20	22		22			15
Risk-free rate | Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.04	0.01							0.04
Risk-free rate | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.96		2.41	1.26		1.26			0.96